Accrued Expenses and Other Liabilities (Details) ¥ in Millions, shares in Millions, $ in Millions			6 Months Ended
	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	May 03, 2023 USD ($)	Feb. 11, 2022 shares
Accrued Expenses and Other Liabilities [Line Items]
Interests accrued on continuous extensions			$ 1.7	¥ 12.1
Warrants (in Shares) | shares										2
Estimated amount			0.9		¥ 6.3		$ 6.8	¥ 49.8
Penalty and accrued interests			0.7		¥ 5.1		$ 0.6	¥ 3.9
Tianjin Jinghong Investment Development Group Co., Ltd [Member]
Accrued Expenses and Other Liabilities [Line Items]
Total consideration	$ 22.9	¥ 162.7
Tianjin Jinghong Investment Development Group Co., Ltd [Member] | Maximum [Member]
Accrued Expenses and Other Liabilities [Line Items]
Total consideration			$ 25.0	¥ 179.3
Loop Capital Markets LLC [Member]
Accrued Expenses and Other Liabilities [Line Items]
Claiming total amount | $						$ 14.7			$ 10.1